Sohu.com Limited Shareholders' Equity (Changyou 2014 Share Incentive Plan, Share Option Activity) (Details) - Changyou [Member] - Changyou 2014 Share Incentive Plan [Member] - Share Options [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance		947
Number of Shares, Granted		719
Number of Shares, Exercised		(1,065)
Number of Shares, Forfeited or expired		0
Number of Shares, Outstanding, Ending balance		601	947
Number of Shares, Vested, Ending balance		601
Number of Shares, Exercisable, Ending balance		601
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.01
Weighted Average Exercise Price, Granted		0.01
Weighted Average Exercise Price, Exercised		0.01
Weighted Average Exercise Price, Outstanding, Ending balance		0.01	$ 0.01
Weighted Average Exercise Price, Vested, Ending balance		0.01
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.01
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance		5 years 11 months 23 days	7 years 4 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance		5 years 11 months 23 days	7 years 4 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	[1]	$ 17,240
Aggregate Intrinsic Value, Outstanding, Ending balance	[1]	5,487	$ 17,240
Aggregate Intrinsic Value, Vested, Ending balance	[1]	$ 5,487
Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price		$ 9.14
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price		$ 18.28

[1]	The aggregate intrinsic value in the preceding table represents the difference between Changyou's closing price of $18.28 per ADS, or $9.14 per Class A ordinary share, on December 31, 2018 and the nominal exercise price of the share option.